Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Cost of sales	$ 777,248	$ 763,798
Inventory write-downs, net of charges/reversals	14,031	(15,552)
Amount of inventories on which there was a provision against carrying value which was sold and recognized in cost of sales for the period	$ 4,400	$ 56,300